Note 13 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Debt [Table Text Block]
	As at December 31,
	2025	2024
Revolving Credit Facility	$1,072,257	$995,520
Senior Notes	542,044	495,519
Finance leases maturing at various dates through 2029	15,198	12,232
Other long-term debt maturing at various dates through 2030	4,012	5,204
	1,633,511	1,508,475

Less: current portion	8,119	6,061
Long-term debt - non-current	$1,625,392	$1,502,414

Schedule of Senior Unsecured Notes [Table Text Block]
		Maturity		Interest
	Term	Date	Carrying Value	Rate
Senior Notes due 2028 - €210,000	10-year	May 30, 2028	$246,093	2.23%
Senior Notes due 2031 - €125,000	10-year	October 7, 2031	146,422	1.52%
Senior Notes due 2031 - $150,000	10-year	October 7, 2031	149,529	3.02%
			$542,044

Schedule of Maturities of Long-Term Debt [Table Text Block]
For the year ended December 31,
2026	$8,119
2027	6,153
2028	249,181
2029	1,408
2030 and thereafter	1,368,650
$1,633,511